Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of noncancellable commitments under energy-related contracts, leases and other agreements
At December 31, 2015, we had contractual commitments under energy-related contracts, leases and other agreements, some of which remain subject to potential rejection in the Chapter 11 Cases, as follows:

	Coal purchase and transportation agreements	Pipeline transportation and storage reservation fees	Nuclear Fuel Contracts	Other Contracts
2016	$307	$13	$62	$130
2017	—	1	46	42
2018	—	1	72	14
2019	—	1	35	12
2020	—	1	37	14
Thereafter	—	7	96	36
Total	$307	$24	$348	$248

Schedule of future minimum lease payments for capital leases and operating leases
At December 31, 2015, future minimum lease payments under both capital leases and operating leases are as follows:

	Capital Leases	Operating Leases (a)
2016	$3	$26
2017	2	32
2018	—	30
2019	—	28
2020	—	26
Thereafter	—	139
Total future minimum lease payments	5	$281
Less amounts representing interest	—
Present value of future minimum lease payments	5
Less current portion	3
Long-term capital lease obligation	$2

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(a)	Includes operating leases with initial or remaining noncancellable lease terms in excess of one year.